REVENUE FROM PRODUCT SALES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of revenue [Abstract]
Disclosure of revenue

	US Dollars
Figures in millions	2025	2024	2023
Revenue consists of the following principal categories:
Gold income (2)	9,730	5,673	4,480
Spot market sales	9,610	5,359	4,213
Concentrate sales (1)	120	314	267
By-products (2)	163	120	102
	9,893	5,793	4,582
(1) The provisional price adjustments for the year ended 31 December 2025 were $1m (2024: $7m; 2023: $1m). A reasonable change in the provisional price would not result in a material impact on the concentrate sales revenue.
(2) The disaggregation of revenue from contracts with customers by primary geographical region is described in the segmental information note (refer to Note 2).